INTANGIBLES - Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
INTANGIBLE ASSETS:
Amortization of intangible asset	$ 1,831	$ 1,831	$ 7,324	$ 7,324	$ 7,324
Future amortization of intangible assets
Intangible assets, net	$ 23,803		25,634	32,958
Purchase Power Agreement
INTANGIBLE ASSETS:
Amortization of intangible asset			$ 7,300	$ 7,300	$ 7,300
Intangible asset, remaining life (in years)			4 years
Future amortization of intangible assets
2016			$ 7,324
2017			7,324
2018			7,324
2019			3,662
Intangible assets, net			$ 25,634
TCP | Purchase Power Agreement
INTANGIBLE ASSETS:
Intangible asset						$ 55,500